Organization and Principal Activities - Details of Major Subsidiaries, VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Feb. 28, 2021
Four Seasons Hong Kong | Hong Kong | Investment Holding | Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jun. 24, 2014
Equity interest attributed to the Group as of February 28, 2021	100.00%
Shanghai Fuxi | Shanghai | Education And Management Consulting Service | Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Dec. 29, 2014
Equity interest attributed to the Group as of February 28, 2021	100.00%
Shanghai Four Seasons | Shanghai | After-School Tutoring | VIEs
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 12, 2014
Equity interest attributed to the Group as of February 28, 2021	100.00%
Four Seasons Class | Shanghai | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 01, 2016
Equity interest attributed to the Group as of February 28, 2021	100.00%
Modern Art School | Shanghai | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jan. 25, 2017
Equity interest attributed to the Group as of February 28, 2021	100.00%
Tongfang School | Shanghai | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	May 16, 2013
Equity interest attributed to the Group as of February 28, 2021	100.00%